FEDERATED GOVERNMENT INCOME SECURITIES, INC.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

June 30, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED GOVERNMENT INCOME SECURITIES, INC. (the “Fund”)
Class A Shares
Class B Shares
Class C Shares
Class F Shares
1933 Act File No. 2-74191
1940 Act File No.  811-3266

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated April 30, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 48 on June 27, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-3810.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary